Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 3,078
Ending balance	4,024	$ 3,078
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,023	4,114
Additions	2,672	1,327
Disposals	(18)	(1,107)
Lease modification	(188)
Foreign exchange	(83)	20
Ending balance	8,406	6,023
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,945)	(2,477)
Depreciation	1,644	1,366
Disposals	18	911
Lease modification	(42)
Foreign exchange	(147)	13
Ending balance	(4,382)	(2,945)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,078
Ending balance	4,024	3,078
Effect Of Transition To IFRS | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,669
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	54	111
Additions	42	17
Disposals		(74)
Ending balance	96	54
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(37)	(88)
Depreciation	24	23
Disposals		74
Ending balance	(61)	(37)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17
Ending balance	35	17
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36	111
Disposals		(75)
Ending balance	36	36
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(18)	(86)
Depreciation	10	7
Disposals		75
Ending balance	(28)	(18)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18
Ending balance	8	18
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	50	130
Disposals		(80)
Foreign exchange	(1)
Ending balance	49	50
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(35)	(49)
Depreciation	8	66
Disposals		80
Foreign exchange	(1)
Ending balance	(42)	(35)
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15
Ending balance	7	15
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,384
Additions	582	905
Disposals		(196)
Lease modification	(188)
Foreign exchange	(48)	6
Ending balance	2,730	2,384
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(700)
Depreciation	711	697
Lease modification	(42)
Foreign exchange	(35)	3
Ending balance	(1,334)	(700)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,684
Ending balance	1,396	1,684
Building | Effect Of Transition To IFRS | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,669
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	50
Additions	45	49
Foreign exchange	(1)	1
Ending balance	94	50
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7)
Depreciation	21	7
Foreign exchange	(1)
Ending balance	(27)	(7)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	43
Ending balance	67	43
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	351	393
Additions	2	6
Disposals		(49)
Foreign exchange		1
Ending balance	353	351
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(226)	(206)
Depreciation	70	69
Disposals		49
Ending balance	(296)	(226)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	125
Ending balance	57	125
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,098	3,369
Additions	2,001	350
Disposals	(18)	(633)
Foreign exchange	(33)	12
Ending balance	5,048	3,098
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,922)	(2,048)
Depreciation	800	497
Disposals	18	633
Foreign exchange	(110)	10
Ending balance	(2,594)	(1,922)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,176
Ending balance	$ 2,454	$ 1,176